VARIABLE INTEREST ENTITIES - Carrying Value of Non-consolidated VIEs and Maximum Exposure (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Exposure
Equity Investments	$ 10,314		$ 9,535
Off-balance sheet
Maximum exposure to loss	10,103		12,314
Bruce Power
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	1,538		2,025
Bruce Power | VIE, not primary beneficiary
Balance Sheet Exposure
Equity Investments	6,241		5,783
Coastal GasLink
Balance Sheet Exposure
Equity Investments	294		0
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	855		3,300
Coastal GasLink | Subordinated Loan Agreement | Subordinated debt | Related party
Off-balance sheet
Other receivables	2,520		250	$ 238
Coastal GasLink | Subordinated Loan Agreement | Subordinated debt | Coastal GasLink
Off-balance sheet
Revolving credit facility, borrowing capacity	3,375	$ 2,020	1,262
Subordinated debt	855
Pipeline Equity Investments And Other | VIE, not primary beneficiary
Balance Sheet Exposure
Equity Investments	1,411		1,148
Pipeline equity investments
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	$ 58		$ 58